Note 8 - Cash, Cash equivalents in central banks and other demand deposits and Financial liabilities measured at amortized cost - Cash, Cash equivalents in central banks and other demand deposits (Details) - EUR (€)
€ in Millions
	Jun. 30, 2018	Dec. 31, 2017
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	€ 37,279	€ 42,680
Cash On Hand [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	5,370	6,220
Cash balances at central banks [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	25,184	31,718
Other demand deposits [Member]
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost Line Items
BBVA Cash Balance Available To The Date	€ 6,725	€ 4,742